Segment Results - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Net revenues [Abstract]
Private Bank Germany		€ 1,326	€ 1,198		€ 2,684	€ 2,545
International Private Bank		834	820		1,696	1,651
Premium Banking		235	229		486	475
Wealth Management and Bank for Entrpreneurs		598	591		1,210	1,176
Total net revenues		2,160	2,018	[1]	4,381	4,196	[1]
Of which [Abstract]
Net interest income		1,274	1,147	[1]	2,457	2,319	[1]
Commission and fee income		783	737	[1]	1,741	1,626	[1]
Remaining income		102	134	[1]	182	251	[1]
Provision for credit losses		96	117	[1]	197	215	[1]
Noninterest expenses [Abstract]
Compensation and benefits		702	683	[1]	1,387	1,402	[1]
General and administrative expenses		933	1,165	[1]	1,995	2,253	[1]
Impairment of goodwill and other intangible assets		0	0	[1]	0	0	[1]
Restructuring activities		(35)	69	[1]	(80)	71	[1]
Total noninterest expenses		1,601	1,916	[1]	3,302	3,726	[1]
Noncontrolling interests		0	0	[1]	0	0	[1]
Profit (loss) before tax		463	(15)	[1]	881	255	[1]
Total assets	[2]	330,000	305,000	[1]	330,000	305,000	[1]
Loans gross of allowances for loan losses	[2]	264,000	247,000	[1]	264,000	247,000	[1]
Assets under Management	[2]	528,000	537,000	[1]	528,000	537,000	[1]
Net flows	[2]	€ 7,000	€ 10,000	[1]	€ 17,000	€ 21,000	[1]

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	As of quarter-end